Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Summarized Financial Information for Reportable Segments

Summarized financial information for the reportable segments is shown in the following tables, presented in thousands.

For the year ended December 31, 2012

	Barnett	Eagle Ford	Haynesville	Marcellus		Niobrara
Revenues	$395,467	$7,232	$68,184	$783		$116
Operating expenses	101,703	1,604	15,642	188		85
Depreciation and amortization expense	93,343	968	33,210	6		79
General and administrative expense	—	—	—	—		—
Other operating expense	—	—	—	—		—

Operating income (loss)	$200,421	$4,660	$19,332	$589		$(48)

Income (loss) from unconsolidated affiliates	$—	$—	$—	$67,592		$—
Capital expenditures	$98,507	$11,796	$23,578	$—	(1)	$1,967
Total assets	$1,573,789	$925,694	$1,324,599	$1,142,550		$91,236

	Utica	Mid-Continent	Corporate	Consolidated
Revenues	$353	$136,312	$—	$608,447
Operating expenses	159	52,979	25,279	197,639
Depreciation and amortization expense	48	32,042	5,821	165,517
General and administrative expense	—	—	67,579	67,579
Other operating expense	—	—	(766)	(766)

Operating income (loss)	$146	$51,291	$(97,913)	$178,478

Income (loss) from unconsolidated affiliates	$(38)	$(12)	$—	$67,542
Capital expenditures	$126	$184,285	$30,241	$350,500
Total assets	$356,662	$714,510	$432,060	$6,561,100

(1)	Amount excludes $384.4 million for the Partnership’s share of capital expenditures included in investments in unconsolidated affiliates.

For the year ended December 31, 2011

	Barnett	Eagle Ford	Haynesville	Marcellus	Niobrara
Revenues	$361,843	$—	$93,107	$—	—
Operating expenses	94,009	—	18,057	—	—
Depreciation and amortization expense	76,979	—	29,051	—	—
General and administrative expense	—	—	—	—	—
Other operating expense	—	—	—	—	—

Operating income	$190,855	$—	$45,999	$—	$—

Income from unconsolidated affiliates	$—	$—	$—	$433	$—
Capital expenditures	$253,126	$—	$56,087	$—	$—
Total Assets	$1,584,207	$—	$527,527	$886,558	$—

	Utica	Mid-Continent	Corporate	Consolidated
Revenues	$—	$110,979	$—	$565,929
Operating expenses	—	47,749	17,036	176,851
Depreciation and amortization expense	—	28,014	2,125	136,169
General and administrative expense	—	—	40,380	40,380
Other operating expense	—	—	739	739

Operating income	$—	$35,216	$(60,280)	$211,790

Income from unconsolidated affiliates	$—	$—	$—	$433
Capital expenditures	$—	$88,259	$21,362	$418,834
Total Assets	$—	$531,410	$153,536	$3,683,238

For the year ended December 31, 2010

	Barnett	Eagle Ford	Haynesville	Marcellus	Niobrara
Revenues	$358,821	$—	$2,082	$—	—
Operating expenses	81,304	—	508	—	—
Depreciation and amortization expense	62,559	—	422	—	—
General and administrative expense	—	—	—	—	—
Other operating expense	—	—	—	—	—

Operating income	$214,958	$—	$1,152	$—	$—

Income from unconsolidated affiliates	$—	$—	$—	$—	$—
Capital expenditures	$156,430	$—	$—	$—	$—
Total Assets	$1,405,002	$—	$504,780	$—	$—

	Utica	Mid-Continent	Corporate	Consolidated
Revenues	$—	$98,250	$—	$459,153
Operating expenses	—	42,521	8,960	133,293
Depreciation and amortization expense	—	23,709	1,911	88,601
General and administrative expense	—	—	31,992	31,992
Other operating expense	—	—	285	285

Operating income	$—	$32,020	$(43,148)	$204,982

Income from unconsolidated affiliates	$—	$—	$—	$—
Capital expenditures	$—	$49,015	$10,858	$216,303
Total Assets	$—	$464,250	$171,884	$2,545,916